Prospectus Supplement

December 1, 2014

The Universal Institutional Funds, Inc.

Supplement dated December 1, 2014 to The Universal Institutional Funds, Inc. Prospectus
dated May 1, 2014

Emerging Markets Debt Portfolio
(Class I)

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002
Jens Nystedt	Managing Director	December 2014
Warren Mar	Executive Director	December 2014

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, Jens Nystedt and Warren Mar.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Nystedt has been associated with the Adviser in an investment management capacity since November 2014. Prior to November 2014, Mr. Nystedt was a Senior Global Strategist at Moore Capital Management from November 2008 to November 2014. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012.

Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Prospectus Supplement

December 1, 2014

The Universal Institutional Funds, Inc.

Supplement dated December 1, 2014 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2014

Emerging Markets Debt Portfolio (Class II)

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Debt Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Eric J. Baurmeister	Managing Director	April 2002
Jens Nystedt	Managing Director	December 2014
Warren Mar	Executive Director	December 2014

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, Jens Nystedt and Warren Mar.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Nystedt has been associated with the Adviser in an investment management capacity since November 2014. Prior to November 2014, Mr. Nystedt was a Senior Global Strategist at Moore Capital Management from November 2008 to November 2014. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012.

Members of the team collaborate to manage the assets of the Portfolio.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 1, 2014

The Universal Institutional Funds, Inc.

Supplement dated December 1, 2014 to The Universal Institutional Funds, Inc. Statement of Additional Information dated December 1, 2014

Emerging Markets Debt Portfolio

The information with respect to the Emerging Markets Debt Portfolio in the section of the Statement of Additional Information entitled "Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2013 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Debt
Eric J. Baurmeister	6	$2.1 billion	11	$1.9 billion	9(4)	$5.0 billion(4)
Jens Nystedt	0	$0	0	$0	0	$0
Warren Mar	0	$0	3	$755 million	0	$0

(4)  Of these other accounts, one account with a total of approximately $259.4 million in assets had performance-based fees.

Portfolio and Portfolio Managers	Portfolio Holdings

Emerging Markets Debt

Eric J. Baurmeister	None*
Jens Nystedt	$0
Warren Mar	$0

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

Please retain this supplement for future reference.